Principal Accounting Policies - Schedule of assets and liabilities that are measured at fair value on a recurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of Level 3 investments as beginning balance	$ 17,665	$ 25,583
New addition		1,575
The change in fair value of the investments	(7,791)	(9,493)
Fair value of Level 3 investments as ending balance	9,874	17,665
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 301,133	$ 839,165
Recurring basis | Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.40	0.40
Recurring basis | Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.59	0.63
Recurring basis | Probability - Liquidation scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.35
Recurring basis | Probability - Liquidation scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.40	0.45
Recurring basis | Probability - Redemption scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.38	0.35
Recurring basis | Probability - Redemption scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.40	0.45
Recurring basis | Probability - IPO scenario | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.20	0.10
Recurring basis | Probability - IPO scenario | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Unobservable Inputs	0.25	0.30
Recurring basis | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 291,023	$ 821,134
Recurring basis | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	10,110	18,031
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,265	2,249
Recurring basis | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	2,265	2,249
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	288,994	819,251
Recurring basis | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	288,758	818,885
Recurring basis | Level 2 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	236	366
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	9,874	17,665
Recurring basis | Level 3 | Long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets	$ 9,874	$ 17,665